Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2013
Condensed Consolidating Financial Information

19. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As of June 30, 2013, we had outstanding $350.0 million of Senior Notes due 2020, as shown in Note 8, Long-Term Debt, to our Consolidated Financial Statements. The Senior Notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries.

Unless otherwise noted below, each of the following guarantor subsidiaries are wholly-owned by Rex Energy Corporation and have provided guarantees of the Senior Notes that are joint and several and full and unconditional as of June 30, 2013:

•	Rex Energy I, LLC

•	Rex Energy Operating Corporation

•	Rex Energy IV, LLC

•	PennTex Resources Illinois, Inc.

•	R.E. Gas Development, LLC

The non-guarantor subsidiaries include certain consolidated subsidiaries, including Water Solutions Holdings and its subsidiaries, R.E. Disposal, LLC (formerly known as NorthStar #3, LLC) and Rex Energy Rockies, LLC. We derive much of our business through and derive much of our income through our subsidiaries. Therefore, our ability to make required payments with respect to indebtedness and other obligations depends on the financial results and condition of our subsidiaries and our ability to receive funds from our subsidiaries. As of June 30, 2013, there were no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to us. There may be restrictions for certain non-guarantor subsidiaries.

The following financial statements present condensed consolidating financial data for (i) Rex Energy Corporation, the issuer of the notes, (ii) the combined Guarantors, (iii) the combined other subsidiaries of the Company that did not guarantee the Notes, and (iv) eliminations necessary to arrive at our consolidated financial statements, which include condensed consolidated balance sheets as of June 30, 2013 and December 31, 2012, and the condensed consolidating statements of operations and condensed consolidating statements of cash flows for the three and six months ended June 30, 2013 and June 30, 2012.

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF JUNE 30, 2013

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$8,304	$2,262	$58,628	$0	$69,194
Accounts Receivable	25,352	3,528	0	(868)	28,012
Taxes Receivable	0	0	1,396	0	1,396
Short-Term Derivative Instruments	8,410	0	0	0	8,410
Inventory, Prepaid Expenses and Other	1,251	24	9	0	1,284

Total Current Assets	43,317	5,814	60,033	(868)	108,296
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	600,633	0	0	(1,902)	598,731
Unevaluated Oil and Gas Properties	178,958	0	0	0	178,958
Other Property and Equipment	52,672	6,744	0	0	59,416
Wells and Facilities in Progress	100,012	4,999	0	(260)	104,751
Pipelines	6,958	0	0	0	6,958

Total Property and Equipment	939,233	11,743	0	(2,162)	948,814
Less: Accumulated Depreciation, Depletion and Amortization	(166,193)	(1,251)	0	211	(167,233)

Net Property and Equipment	773,040	10,492	0	(1,951)	781,581
Deferred Financing Costs and Other Assets – Net	2,721	170	9,734	0	12,625
Equity Method Investments	18,823	0	0	0	18,823
Intercompany Receivables	2,147	0	521,407	(523,554)	0
Investment in Subsidiaries – Net	4,442	2,397	222,558	(229,397)	0
Long-Term Derivative Instruments	1,777	0	0	0	1,777

Total Assets	$846,267	$18,873	$813,732	$(755,770)	$923,102

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$38,310	$1,905	$0	$(869)	$39,346
Accrued Expenses	32,070	1,650	3,082	0	36,802
Short-Term Derivative Instruments	1,554	0	0	0	1,554
Current Deferred Tax Liability	0	0	968	0	968

Total Current Liabilities	71,934	3,555	4,050	(869)	78,670
8.875% Senior Notes Due 2020	0	0	350,000	0	350,000
Premium (Discount) on Senior Notes – Net	0	0	3,245	0	3,245
Senior Secured Line of Credit and Long-Term Debt	298	2,377	0	0	2,675
Long-Term Derivative Instruments	420	0	0	0	420
Long-Term Deferred Tax Liability	0	0	30,339	0	30,339
Other Deposits and Liabilities	5,472	0	0	0	5,472
Future Abandonment Cost	26,168	4	0	0	26,172
Intercompany Payables	450,093	73,461	0	(523,554)	0

Total Liabilities	554,385	79,397	387,634	(524,423)	496,993
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,578,394 shares issued and outstanding on June 30, 2013	0	0	52	0	52
Additional Paid-In Capital	177,140	4,151	453,310	(181,474)	453,127
Accumulated Earnings (Deficit)	114,742	(65,642)	(27,264)	(50,526)	(28,690)

Rex Energy Stockholders’ Equity	291,882	(61,491)	426,098	(232,000)	424,489
Noncontrolling Interests	0	967	0	653	1,620

Total Stockholders’ Equity	291,882	(60,524)	426,098	(231,347)	426,109
Total Liabilities and Stockholders’ Equity	$846,267	$18,873	$813,732	$(755,770)	$923,102

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED JUNE 30, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$51,444	$0	$0	$0	$51,444
Field Services Revenue	0	5,072	0	(1,232)	3,840
Other Revenue	76	0	0	0	76

TOTAL OPERATING REVENUE	51,520	5,072	0	(1,232)	55,360
OPERATING EXPENSES
Production and Lease Operating Expense	13,090	2	0	0	13,092
General and Administrative Expense	5,970	659	1,153	0	7,782
Loss on Disposal of Asset	1,502	0	0	0	1,502
Impairment Expense	105	0	0	0	105
Exploration Expense	2,225	0	0	0	2,225
Depreciation, Depletion, Amortization and Accretion	12,645	336	0	(38)	12,943
Field Services Operating Expense	0	3,510	0	(862)	2,648
Other Operating Expense	447	0	0	0	447

TOTAL OPERATING EXPENSES	35,984	4,507	1,153	(900)	40,744
INCOME (LOSS) FROM OPERATIONS	15,536	565	(1,153)	(332)	14,616
OTHER INCOME (EXPENSE)
Interest Expense	(22)	(28)	(5,776)	0	(5,826)
Gain on Derivatives, Net	11,741	0	0	0	11,741
Other Income (Expense)	2,235	0	0	(22)	2,213
Loss From Equity Method Investments	(183)	0	0	0	(183)
Income (Loss) From Equity in Consolidated Subsidiaries	(11)	11	17,697	(17,697)	0

TOTAL OTHER INCOME (EXPENSE)	13,760	(17)	11,921	(17,719)	7,945
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	29,296	548	10,768	(18,051)	22,561
Income Tax (Expense) Benefit	(11,964)	(128)	2,972	0	(9,120)

INCOME (LOSS) FROM CONTINUING OPERATIONS	17,332	420	13,740	(18,051)	13,441
Income From Discontinued Operations, Net of Income Taxes	0	520	0	0	520

NET INCOME (LOSS)	17,332	940	13,740	(18,051)	13,961
Net Income Attributable to Noncontrolling Interests	0	221	0	0	221

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$17,332	$719	$13,740	$(18,051)	$13,740

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$92,384	$0	$0	$0	$92,384
Field Services Revenue	0	13,124	0	(2,779)	10,345
Other Revenue	100	0	0	0	100

TOTAL OPERATING REVENUE	92,484	13,124	0	(2,779)	102,829
OPERATING EXPENSES
Production and Lease Operating Expense	26,487	5	0	0	26,492
General and Administrative Expense	12,033	1,148	2,453	(56)	15,578
Loss on Disposal of Asset	1,493	0	0	0	1,493
Impairment Expense	170	0	0	0	170
Exploration Expense	4,269	0	0	0	4,269
Depreciation, Depletion, Amortization and Accretion	23,559	603	0	(61)	24,101
Field Services Operating Expense	0	8,648	0	(1,945)	6,703
Other Operating Expense	891	0	0	0	891

TOTAL OPERATING EXPENSES	68,902	10,404	2,453	(2,062)	79,697
INCOME (LOSS) FROM OPERATIONS	23,582	2,720	(2,453)	(717)	23,132
OTHER INCOME (EXPENSE)
Interest Expense	(31)	(40)	(9,760)	0	(9,831)
Gain on Derivatives, Net	3,201	0	0	0	3,201
Other Income (Expense)	2,129	0	0	(56)	2,073
Loss From Equity Method Investments	(361)	0	0	0	(361)
Income (Loss) From Equity in Consolidated Subsidiaries	(22)	22	17,856	(17,856)	0

TOTAL OTHER INCOME (EXPENSE)	4,916	(18)	8,096	(17,912)	(4,918)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	28,498	2,702	5,643	(18,629)	18,214
Income Tax (Expense) Benefit	(11,555)	(822)	5,262	0	(7,115)

INCOME (LOSS) FROM CONTINUING OPERATIONS	16,943	1,880	10,905	(18,629)	11,099
Income From Discontinued Operations, Net of Income Taxes	0	460	0	0	460

NET INCOME (LOSS)	16,943	2,340	10,905	(18,629)	11,559
Net Income Attributable to Noncontrolling Interests	0	654	0	0	654

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$16,943	$1,686	$10,905	$(18,629)	$10,905

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDING JUNE 30, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$16,943	$2,340	$10,905	$(18,629)	$11,559
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	361	0	0	0	361
Non-Cash Expenses	3	50	2,974	0	3,027
Depreciation, Depletion, Amortization and Accretion	23,559	603	0	(61)	24,101
Deferred Income Tax Expense (Benefit)	11,499	1,135	(5,262)	0	7,372
Unrealized Gain on Derivatives	1,597	0	0	0	1,597
Dry Hole Expense	485	0	0	0	485
(Gain) Loss on Sale of Asset	1,493	(969)	0	0	524
Impairment Expense	170	0	0	0	170
Changes in operating assets and liabilities
Accounts Receivable	85,176	(3,089)	(76,104)	(4,009)	1,974
Inventory, Prepaid Expenses and Other Assets	25	(6)	18	0	37
Accounts Payable and Accrued Expenses	8,503	805	1,480	(435)	10,353
Other Assets and Liabilities	(557)	(5)	0	0	(562)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	149,257	864	(65,989)	(23,134)	60,998
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(6,704)	1,083	(16,679)	22,300	0
Proceeds from Joint Venture Acreage Management	107	0	0	0	107
Contributions to Equity Method Investments	0	(2,207)	0	0	(2,207)
Proceeds from the Sale and Gas Properties, Prospects and Other Assets	498	3,234	0	0	3,732
Acquisitions of Undeveloped Acreage	(15,704)	(2)	0	0	(15,706)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(122,834)	(1,609)	0	834	(123,609)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(144,637)	499	(16,679)	23,134	(137,683)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	1,750	0	0	1,750
Repayments of Long-Term Debt and Lines of Credit	0	(876)	0	0	(876)
Repayments of Loans and Other Notes Payable	(543)	(243)	0	0	(786)
Proceeds from Senior Notes, net of Discounts and Premiums	0	0	105,000	0	105,000
Debt Issuance Costs	0	0	(2,894)	0	(2,894)
Proceeds from the Exercise of Stock Options	0	0	266	0	266
Purchase of Non-Controlling Interests	0	(150)	0	0	(150)
Distributions by the Partners of Consolidated Subsidiaries	0	(406)	0	0	(406)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(543)	75	102,372	0	101,904
NET INCREASE IN CASH	4,077	1,438	19,704	0	25,219
CASH – BEGINNING	4,227	824	38,924	0	43,975

CASH – ENDING	$8,304	$2,262	$58,628	$0	$69,194

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2012

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$4,227	$824	$38,924	$0	$43,975
Accounts Receivable	26,490	3,367	0	(4,877)	24,980
Taxes Receivable	0	0	6,429	0	6,429
Short-Term Derivative Instruments	12,005	0	0	0	12,005
Assets Held For Sale	0	2,279	0	0	2,279
Inventory, Prepaid Expenses and Other	1,277	13	26	0	1,316

Total Current Assets	43,999	6,483	45,379	(4,877)	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	0	0	(1,258)	485,448
Unevaluated Oil and Gas Properties	165,503	0	0	0	165,503
Other Property and Equipment	45,613	4,455	0	5	50,073
Wells and Facilities in Progress	88,204	4,780	0	(71)	92,913
Pipelines	6,116	0	0	0	6,116

Total Property and Equipment	792,142	9,235	0	(1,324)	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(674)	0	150	(146,038)

Net Property and Equipment	646,628	8,561	0	(1,174)	654,015
Deferred Financing Costs and Other Assets—Net	2,427	199	7,403	0	10,029
Equity Method Investments	16,978	0	0	0	16,978
Intercompany Receivables	3,795	0	440,269	(444,064)	0
Investment in Subsidiaries—Net	(227)	(232)	193,790	(193,331)	0
Long-Term Derivative Instruments	704	0	0	0	704

Total Assets	$714,304	$15,011	$686,841	$(643,446)	$772,710

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$29,818	$1,560	$0	$(244)	$31,134
Accrued Expenses	19,891	1,036	1,494	0	22,421
Short-Term Derivative Instruments	1,389	0	0	0	1,389
Current Deferred Tax Liability	0	0	539	0	539
Liabilities Related to Assets Held For Sale	0	52	0	0	52

Total Current Liabilities	51,098	2,648	2,033	(244)	55,535
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,742)	0	(1,742)
Senior Secured Line of Credit and Long-Term Debt	26	5,598	0	(4,633)	991
Long-Term Derivative Instruments	1,510	0	0	0	1,510
Long-Term Deferred Tax Liability	0	0	23,625	0	23,625
Other Deposits and Liabilities	5,675	0	0	0	5,675
Future Abandonment Cost	24,822	0	0	0	24,822
Intercompany Payables	367,704	76,360	0	(444,064)	0

Total Liabilities	450,835	84,606	273,916	(448,941)	360,416
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0	52	0	52
Additional Paid-In Capital	177,143	(407)	451,062	(176,736)	451,062
Accumulated Deficit	86,326	(69,144)	(38,189)	(18,588)	(39,595)

Rex Energy Stockholders’ Equity	263,469	(69,551)	412,925	(195,324)	411,519
Noncontrolling Interests	0	(44)	0	819	775

Total Stockholders’ Equity	263,469	(69,595)	412,925	(194,505)	412,294

Total Liabilities and Stockholders’ Equity	$714,304	$15,011	$686,841	$(643,446)	$772,710

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED JUNE 30, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$27,699	$0	$0	$0	$27,699
Field Services Revenue	0	3,342	0	(828)	2,514
Other Revenue	44	0	0	0	44

TOTAL OPERATING REVENUE	27,743	3,342	0	(828)	30,257
OPERATING EXPENSES
Production and Lease Operating Expense	10,969	3	0	0	10,972
General and Administrative Expense	5,109	269	422	(26)	5,774
Loss on Disposal of Asset	69	0	0	0	69
Impairment Expense	271	2	0	0	273
Exploration Expense	1,213	0	0	0	1,213
Depreciation, Depletion, Amortization and Accretion	10,545	98	0	(20)	10,623
Field Services Operating Expense	0	1,844	0	(579)	1,265
Other Operating Income	(33)	0	0	0	(33)

TOTAL OPERATING EXPENSES	28,143	2,216	422	(625)	30,156
INCOME (LOSS) FROM OPERATIONS	(400)	1,126	(422)	(203)	101
OTHER INCOME (EXPENSE)
Interest Expense	(12)	(3)	(1,568)	0	(1,583)
Gain on Derivatives, Net	3,642	0	0	0	3,642
Other Income (Expense)	92,757	0	0	(26)	92,731
Loss From Equity Method Investments	(3,430)	0	0	0	(3,430)
Income (Loss) From Equity in Consolidated Subsidiaries	(8)	8	54,057	(54,057)	0

TOTAL OTHER INCOME (EXPENSE)	92,949	5	52,489	(54,083)	91,360
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	92,549	1,131	52,067	(54,286)	91,461
Income Tax (Expense) Benefit	(35,776)	(346)	854	0	(35,268)

INCOME (LOSS) FROM CONTINUING OPERATIONS	56,773	785	52,921	(54,286)	56,193
Loss From Discontinued Operations, Net of Income Taxes	0	(3,050)	0	0	(3,050)

NET INCOME (LOSS)	56,773	(2,265)	52,921	(54,286)	53,143
Net Income Attributable to Noncontrolling Interests	0	222	0	0	222

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$56,773	$(2,487)	$52,921	$(54,286)	$52,921

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$59,181	$0	$0	$0	$59,181
Field Services Revenue	0	5,841	0	(1,021)	4,820
Other Revenue	114	0	0	(25)	89

TOTAL OPERATING REVENUE	59,295	5,841	0	(1,046)	64,090
OPERATING EXPENSES
Production and Lease Operating Expense	23,264	8	0	0	23,272
General and Administrative Expense	9,795	446	979	(35)	11,185
Loss on Disposal of Asset	95	0	0	0	95
Impairment Expense	2,998	68	0	0	3,066
Exploration Expense	2,305	0	0	0	2,305
Depreciation, Depletion, Amortization and Accretion	20,046	154	0	(33)	20,167
Field Services Operating Expense	0	3,461	0	(740)	2,721
Other Operating Expense	294	0	0	0	294

TOTAL OPERATING EXPENSES	58,797	4,137	979	(808)	63,105
INCOME (LOSS) FROM OPERATIONS	498	1,704	(979)	(238)	985
OTHER INCOME (EXPENSE)
Interest Expense	(29)	(4)	(3,289)	0	(3,322)
Gain on Derivatives, Net	11,081	0	0	0	11,081
Other Income (Expense)	92,772	0	0	(35)	92,737
Loss From Equity Method Investments	(3,564)	0	0	0	(3,564)
Income (Loss) From Equity in Consolidated Subsidiaries	(28)	28	53,797	(53,797)	0

TOTAL OTHER INCOME (EXPENSE)	100,232	24	50,508	(53,832)	96,932
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	100,730	1,728	49,529	(54,070)	97,917
Income Tax (Expense) Benefit	(39,128)	(533)	1,762	0	(37,899)

INCOME (LOSS) FROM CONTINUING OPERATIONS	61,602	1,195	51,291	(54,070)	60,018
Loss From Discontinued Operations, Net of Income Taxes	0	(8,405)	0	0	(8,405)

NET INCOME (LOSS)	61,602	(7,210)	51,291	(54,070)	51,613
Net Income Attributable to Noncontrolling Interests	0	322	0	0	322

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$61,602	$(7,532)	$51,291	$(54,070)	$51,291

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDING JUNE 30, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$61,602	$(7,210)	$51,291	$(54,070)	$51,613
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	3,564	0	0	0	3,564
Non-Cash Expense (Income)	(26)	(78)	853	0	749
Depreciation, Depletion, Amortization and Accretion	20,046	154	519	(33)	20,686
Deferred Income Tax Expense (Benefit)	39,128	(29,823)	(1,762)	0	7,543
Unrealized (Gain) Loss on Derivatives	(2,000)	0	0	0	(2,000)
Dry Hole Expense	277	285	0	0	562
(Gain) Loss on Sale of Asset	(92,653)	143	0	0	(92,510)
Impairment Expense	2,998	13,019	0	0	16,017
Changes in operating assets and liabilities
Accounts Receivable	(30,015)	(311)	31,544	71	1,289
Inventory, Prepaid Expenses and Other Assets	220	20	25	0	265
Accounts Payable and Accrued Expenses	(13,441)	(1,022)	24,314	(180)	9,671
Other Assets and Liabilities	(483)	(341)	0	0	(824)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(10,783)	(25,164)	106,784	(54,212)	16,625
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(3,524)	27,582	(78,270)	54,212	0
Proceeds from Joint Venture Acreage Management	215	0	0	0	215
Contributions to Equity Method Investments	0	(3,552)	0	0	(3,552)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	121,431	1,220	0	0	122,651
Acquisitions of Undeveloped Acreage	(33,338)	7	0	0	(33,331)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(73,740)	(684)	306	0	(74,118)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	11,044	24,573	(77,964)	54,212	11,865
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	500	60,000	0	60,500
Repayments of Long-Term Debt and Lines of Credit	0	0	(155,000)	0	(155,000)
Repayments of Loans and Other Notes Payable	(358)	(39)	0	0	(397)
Debt Issuance Costs	0	0	(98)	0	(98)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	0	(233)	0	(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	70,583	0	70,583
Purchase of Non-Controlling Interests
Distributions by the Partners of Consolidated Subsidiaries	0	(58)	0	0	(58)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(358)	403	(24,748)	0	(24,703)
NET INCREASE (DECREASE) IN CASH	(97)	(188)	4,072	0	3,787
CASH – BEGINNING	11,337	409	50	0	11,796

CASH – ENDING	$11,240	$221	$4,122	$0	$15,583